Summary of Significant Accounting Policies - Schedule of Customer Accounts Receivable and Contract Assets (Details) - Accounts receivable and contract assets - Concentration of Credit Risk - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Customer C
Significant Risk and Uncertainties
Accounts receivable and contract Assets		¥ 168,394
Concentration Risk, Percentage		12.02%
Customer D
Significant Risk and Uncertainties
Accounts receivable and contract Assets	¥ 234,744
Concentration Risk, Percentage	15.76%